Trade and other receivables	6 Months Ended
Mar. 31, 2025
Trade and other receivables.
Trade and other receivables
6.	Trade and other receivables

	31 March	30 September
	2025	2024
	$'000	$'000
Current assets
Trade debtors	231	471
Other debtors	567	4,009
Prepayments and accrued income	992	517
Total	1,790	4,997

Non-current
Other debtors	—	—

The carrying amount of financial assets recorded at amortised costs in the financial statements approximate their fair value.

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable mentioned above.